Semi-Annual Condensed Consolidated Cash Flow Statement - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Operating activities
Profit	[1]	€ 52,116	€ 21,021	[2]
Income taxes		26,162	27,050
Depreciation, amortization and impairment of assets		86,983	88,204
Financial income		(15,601)	(15,901)
Financial expenses		44,592	41,965
Foreign exchange losses		7,003	9,893
Write downs and other provisions		962	654
Write downs of the provision for obsolete inventory		19,292	10,856
Result from investments accounted for using the equity method		2,237	(2,661)
Gains arising from the sale of fixed assets		0	(1,511)
Other non-cash expenses, net		18,839	11,776
Change in inventories		(79,454)	(51,806)
Change in trade receivables		(26,851)	(3,341)
Change in trade payables including customer advances		3,710	(2,014)
Change in other operating assets and liabilities		2,870	(69,396)
Interest paid		(13,480)	(10,974)
Income taxes paid		(21,797)	(25,440)
Net cash flows from operating activities		107,583	28,375
Investing activities
Payments for property, plant and equipment		(25,699)	(15,824)
Proceeds from disposals of property, plant and equipment		0	3,253
Payments for intangible assets		(8,801)	(12,715)
Proceeds from disposals of non-current financial assets		0	796
Payments for purchases of non-current financial assets		(585)	0
Proceeds from disposals of current financial assets and derivative instruments		221,869	31,040
Payments for acquisitions of current financial assets and derivative instruments		(6,023)	(21,204)
Business combinations, net of cash acquired		(108,575)	0
Acquisition of investments accounted for using the equity method		(11,228)	0
Net cash flows from/(used in) investing activities		60,958	(14,654)
Financing activities
Proceeds from borrowings		65,000	0
Repayments of borrowings		(173,407)	(76,687)
Repayments of other non-current financial liabilities		0	(3,919)
Payments of lease liabilities		(59,115)	(64,641)
Warrant redemption		4,409	0
Capital contribution		0	10,923
Sales of shares held in treasury		3,654	3,390
Dividends paid to non-controlling interests		(6,068)	(4,147)
Net cash flows used in financing activities		(165,527)	(135,081)
Effects of exchange rate changes on cash and cash equivalents		(2,295)	8,452
Net increase/(decrease) in cash and cash equivalents		719	(112,908)
Cash and cash equivalents at the beginning of the period		254,321	459,791
Cash and cash equivalents at the end of the period		€ 255,040	€ 346,883

[1]	Starting with the six months ended June 30, 2023, in the semi-annual condensed consolidated statement of changes in equity the Group separately presents certain components of equity, including share premium, the reserve for treasury shares and other legal reserves, which were previously presented within other reserves. Management believes this presentation, together with the accompanying notes, facilitate a better understanding of the underlying components of the Group’s equity. As a result of this new presentation, certain amounts presented for periods prior to the six months ended June 30, 2023 have been reclassified compared to amounts previously presented by the Group.
[2]	Starting with the six months ended June 30, 2023, the Group presents the semi-annual condensed consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and is consistent with international practice. In order to conform to this new presentation, the information for the six months ended June 30, 2022 has been reclassified compared to what was previously presented by the Group.